Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 24,388	$ 20,246
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	28,156	27,012
Amortization and write-off of credit facility issuance costs	1,310	1,269
Amortization of unearned income and initial direct costs on direct financing leases	(8,672)	(8,873)
Payments received under direct financing leases	10,926	10,926
Equity in earnings of investments in equity investees	(3,789)	(545)
Cash distributions of earnings of equity investees	5,917	1,122
Non-cash effect of equity-based compensation plans	(757)	72
Non-cash compensation credit		(1,676)
Deferred and other tax liabilities	21	414
Unrealized gain on derivative transactions	(15)	(1,105)
Other, net	972	303
Net changes in components of operating assets and liabilities (See Note 9)	(49,035)	(38,452)
Net cash provided by operating activities	9,422	10,713
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	(9,328)	(5,980)
Cash distributions received from equity investees - return of investment	6,096	180
Investments in equity investees	(194)
Other, net	1,041	640
Net cash used in investing activities	(2,385)	(5,160)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank borrowings	267,900	345,029
Bank repayments	(221,900)	(307,029)
Credit facility issuance fees		(7,428)
General partner contributions		37
Noncontrolling interests contributions, net of distributions		(3)
Distributions to common unitholders	(52,189)	(28,799)
Distributions to general partner interest		(4,964)
Other, net	(1,176)	(511)
Net cash used in financing activities	(7,365)	(3,668)
Net (decrease) increase in cash and cash equivalents	(328)	1,885
Cash and cash equivalents at beginning of period	5,762	4,148
Cash and cash equivalents at end of period	$ 5,434	$ 6,033